Line Of Business	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Line Of Business
LINES OF BUSINESS

The Company groups its operations into two lines of business - Cement Business and Ready-Mixed Concrete Business.  The Company's business lines are separate business units that offer different products. The accounting policies for each line are the same as those described in the summary of significant accounting policies. Corporate assets include cash and cash equivalents, deferred income taxes, investments and other assets for 2013, 2012 and 2011.  Corporate assets also include refundable federal and state income taxes for 2012 and 2011. The operations of TDI and BLC, subsidiaries in the Ready-Mixed Concrete Business segment, have been presented as discontinued operations in the financial statements and not included in segment results for the current period. Prior period segment results reflect the exclusion of TDI and BLC from corresponding items of segment information. See Note 2, "Discontinued Operations", for further discussion.

Following is information for each line for the years ended December 31, 2013, 2012 and 2011:

	Cement Business	Ready-Mixed Concrete Business	Adjustments and Eliminations	Consolidated
For the Year Ended December 31, 2013
Sales to unaffiliated customers	$55,793,229	$71,648,370	$—	$127,441,599
Intersegment sales	18,859,698	3,046	(18,862,744)	—
Total net sales	$74,652,927	$71,651,416	$(18,862,744)	$127,441,599
Income (loss) from operations	$5,716,116	$(199,791)		$5,516,325
Other income, net				5,348,203
Income before income taxes				$10,864,528
Identifiable assets at December 31, 2013	$91,279,098	$34,106,903		$125,386,001
Corporate assets				48,719,861
Total assets at December 31, 2013				$174,105,862

For the Year Ended December 31, 2012
Sales to unaffiliated customers	$53,616,941	$75,224,881	$—	$128,841,822
Intersegment sales	20,027,870	4,563	(20,032,433)	—
Total net sales	$73,644,811	$75,229,444	$(20,032,433)	$128,841,822
Income (loss) from operations	$10,243,708	$(118,012)		$10,125,696
Other income, net				4,049,751
Income before income taxes				$14,175,447
Identifiable assets at December 31, 2012	$88,491,938	$38,628,117		$127,120,055
Corporate assets				54,711,725
Total assets at December 31, 2012				$181,831,780

For the Year Ended December 31, 2011
Sales to unaffiliated customers	$46,801,814	$63,295,573	$—	$110,097,387
Intersegment sales	15,342,831	42,383	(15,385,214)	—
Total net sales	$62,144,645	$63,337,956	$(15,385,214)	$110,097,387
Income (loss) from operations	$1,502,909	$(1,338,362)		$164,547
Other income, net				4,577,786
Income before income taxes				$4,742,333
Identifiable assets at December 31, 2011	$84,843,017	$39,363,463		$124,206,480
Corporate assets				50,017,899
Total assets at December 31, 2011				$174,224,379

Total sales by line of business before adjustments and eliminations include both sales to unaffiliated customers (as reported in the Company's consolidated statements of income, comprehensive income and stockholders' equity) and intersegment sales.  Intersegment sales are accounted for by the same method as sales to unaffiliated customers.

Income from operations is total net sales less operating expenses.  In computing income from operations, none of the following items have been added or deducted:  general corporate income and expenses; interest expense; and income taxes.  Depreciation and depletion for the Cement Business and Ready-Mixed Concrete Business, respectively, was approximately:  $7.6 million and $3.7 million in 2013; $7.2 million and $3.7 million in 2012; and $7.2 million and $3.4 million in 2011. Capital expenditures for the Cement Business and Ready-Mixed Concrete Business, respectively, were:  $10.7 million and $5.0 million in 2013; $6.0 million and $1.3 million in 2012; and $4.2 million and $2.7 million in 2011. Identifiable assets by line of business are those assets that are used in the Company's operations in each industry.

During 2013, 2012 and 2011, there were no sales to any one customer in excess of 10% of consolidated net sales.